Share-based compensation - Stock option valuation (Details)	Apr. 30, 2019 ¥ / shares	Oct. 31, 2018 ¥ / shares	May 09, 2018 ¥ / shares	Apr. 30, 2018 ¥ / shares	Oct. 11, 2017 ¥ / shares	May 03, 2016 ¥ / shares	Jun. 29, 2015 ¥ / shares	Jan. 25, 2015 ¥ / shares	Dec. 31, 2023 ¥ / shares	Dec. 31, 2022 ¥ / shares
Share-based compensation
Fair value of underlying ordinary shares (in dollars per share)	¥ 16.65	¥ 26.74	¥ 38.14	¥ 41.33	¥ 30.29	¥ 16.98	¥ 9.66	¥ 4.91
Exercise Price (in dollars per share)	¥ 31.96	¥ 27.93	¥ 30.27	¥ 25.42			¥ 0.27	¥ 0.27
Expected Volatility per annum (as a percent)	30.15%	43.90%	39.30%	45.47%	38.60%	42.00%	38.00%	43.00%
Risk-Free Rate (as a percent)	2.97%	3.15%	2.94%	2.96%	2.35%	1.81%	2.33%	1.81%
Exercise Multiple		2.5		2.5	2.5	2.5	2.5	2.5
Dividend Yield ( as a percent )
Time to Maturity (Years)	10 years	10 years	5 years	10 years	10 years	10 years	10 years	10 years
Minimum [Member]
Share-based compensation
Exercise Price (in dollars per share)					¥ 0.27	¥ 0.27			¥ 0.27	¥ 0.27
Exercise Multiple			5.58
Maximum [Member]
Share-based compensation
Exercise Price (in dollars per share)					¥ 27.02	¥ 10.71			¥ 31.96	¥ 31.96
Exercise Multiple			38.33